SCHEDULE OF BASIS AND DILUTED NET LOSS PER ORDINARY SHARES (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Allocation of net income	$ (590,103)	$ (998,238)	$ (3,147,500)	$ 1,111,964
Common Class A [Member]
Allocation of net income	$ 301,466	$ 712,719	$ 2,003,234	$ (860,883)
Basic weighted average common shares	6,092,346	14,560,700	10,024,516	19,999,880
Diluted weighted average common shares	6,092,346	14,560,700	10,024,516	19,999,880
Basic net income (loss) per ordinary share	$ 0.05	$ 0.05	$ 0.20	$ (0.04)
Diluted net income (loss) per ordinary share	$ 0.05	$ 0.05	$ 0.20	$ (0.04)
Common Class B [Member]
Allocation of net income	$ 288,637	$ 285,519	$ 1,165,646	$ (251,081)
Basic weighted average common shares	5,833,083	5,833,083	5,833,083	5,833,083
Diluted weighted average common shares	5,833,083	5,833,083	5,833,083	5,833,083
Basic net income (loss) per ordinary share	$ 0.05	$ 0.05	$ 0.20	$ (0.04)
Diluted net income (loss) per ordinary share	$ 0.05	$ 0.05	$ 0.20	$ (0.04)